Inventories, net (Tables)	12 Months Ended
Dec. 31, 2020
Inventories, net
Schedule of inventories, net

	2020	2019
Crude oil	1,719,426	1,965,022
Fuels and petrochemicals	1,407,297	1,876,247
Materials for the production of goods	1,927,237	1,816,830
	5,053,960	5,658,099

Schedule of changes of the allowances for losses

	2020	2019	2018
Opening balance	(131,526)	(86,938)	(194,507)
(Additions) reversals, net	(9,748)	(44,191)	115,778
Foreign currency translation	(122)	371	(9,717)
Effect of change of control in subsidiaries (Note 28)	20,075	-	-
Uses, transfers and reclassifications (1)	11,772	(768)	1,508
Closing balance	(109,549)	(131,526)	(86,938)

(1)	It mainly includes the update of the provision in joint operations.